INVESTMENT IN OXFORD CITY FOOTBALL CLUB (TRADING) LIMITED - Carrying Value of Investment (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Accounting Policies [Abstract]
Carrying value of investment	$ 0	$ 162,814
Gain on remeasurement of equity investment	10,600
Eliminatin of inter-company advances on consolidation of Oxford City Football Club (Trading) Limited		$ (173,414)